Nature of Operations	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance Sheet Risk [Abstract]
NATURE OF OPERATIONS

1. Nature Of Operations

Juniata Valley Financial Corp. (“Juniata” or the “Company”) is a bank holding company operating in central Pennsylvania, for the purpose of delivering financial services within its local market. Through its wholly-owned banking subsidiary, The Juniata Valley Bank (the “Bank”), Juniata provides retail and commercial banking and other financial services through 12 branch locations located in Juniata, Mifflin, Perry and Huntingdon Counties. Additionally, in Mifflin and Centre Counties, the Company maintains two offices for loan production and alternative investment sales. Each of the Company’s lines of business are part of the same reporting segment, whose operating results are regularly reviewed and managed by a centralized executive management group. As a result, the Company has only one reportable segment for financial reporting purposes. The Bank provides a full range of banking services including on-line banking, an automatic teller machine network, checking accounts, NOW accounts, savings accounts, money market accounts, fixed rate certificates of deposit, club accounts, secured and unsecured commercial and consumer loans, construction and mortgage loans, safe deposit facilities, credit loans with overdraft checking protection and student loans. The Bank also provides a variety of trust services. The Company has a contractual arrangement with a broker-dealer to allow the offering of annuities, mutual funds, stock and bond brokerage services and long-term care insurance to its local market. Most of the Company’s commercial customers are small and mid-sized businesses operating in the Bank’s local service area. The Bank operates under a state bank charter and is subject to regulation by the Pennsylvania Department of Banking and the Federal Deposit Insurance Corporation. Juniata is subject to regulation of the Board of Governors of the Federal Reserve Bank and the Pennsylvania Department of Banking.